STATEMENT OF INVESTMENTS
BNY  Mellon  Municipal Income, Inc.

June 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2%
Alabama - 5.2%
Jefferson County, Revenue Bonds, Refunding, Ser. F	7.75	10/1/2046	4,000,000	[a]	4,050,092
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	2,500,000		2,659,901
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	1,500,000		1,513,868
				8,223,861
Arizona - 5.5%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2045	1,355,000		1,232,385
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	4.00	2/1/2050	1,000,000		937,190
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,561,282
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2046	1,500,000	[b]	1,520,413
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,024,009
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000		2,354,531
				8,629,810
California - 12.9%
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,500,000	[c]	1,500,042
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	565,000		543,205
California Municipal Finance Authority, Revenue Bonds (Community Health System) Ser. A	4.00	2/1/2051	1,500,000		1,355,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
California - 12.9% (continued)
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2056	3,460,000		3,597,285
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.43	5/15/2038	4,000,000	[b,d,e]	4,061,993
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	15.49	5/15/2036	3,740,000	[b,d,e]	3,832,171
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	15.17	5/1/2050	3,250,000	[b,d,e]	3,376,743
Tobacco Securitization Authority of Southern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	2,000,000		2,040,834
				20,307,778
Colorado - 5.8%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	2,000,000		1,710,410
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2056	1,500,000		1,509,745
Tender Option Bond Trust Receipts (Series 2016-XM0433), (Colorado Springs, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.51	11/15/2043	3,997,093	[b,d,e]	4,135,924
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	14.55	8/1/2044	1,645,000	[b,d,e]	1,826,330
				9,182,409

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Connecticut - 3.5%
Connecticut, Revenue Bonds, Ser. A	5.00	5/1/2040	1,000,000		1,099,019
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. M	4.00	7/1/2052	2,000,000		1,833,335
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	2,500,000		2,595,089
				5,527,443
District of Columbia - 4.5%
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.52	12/1/2035	6,997,490	[b,d,e]	7,074,392
Florida - 7.2%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2048	1,500,000		1,534,342
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	1,500,000		1,514,919
Halifax Hospital Medical Center, Revenue Bonds, Refunding	4.00	6/1/2025	1,000,000	[f]	1,050,151
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,000,000		745,048
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	1,500,000		1,564,675
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	11.61	10/1/2049	1,015,000	[b,d,e]	979,179
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	11.70	8/15/2049	2,770,000	[b,d,e]	2,595,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Florida - 7.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	11.65	10/1/2049	1,380,000	[b,d,e]	1,298,412
				11,281,826
Georgia - 5.0%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,250,000		1,293,719
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	15.34	1/1/2056	1,270,000	[b,d,e]	1,301,287
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	13.01	7/1/2044	2,660,000	[b,d,e]	2,768,260
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,500,000		1,575,223
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	1,000,000		924,521
				7,863,010
Illinois - 17.7%
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,725,000		1,732,199
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000		2,148,697
Chicago II, GO, Ser. A	5.00	1/1/2044	1,000,000		1,024,467
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,100,000		1,136,388
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,000,000		1,035,644
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	2,000,000		2,077,298
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000		1,067,561
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000		1,073,508
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000		1,293,941
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000		1,072,205

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Illinois - 17.7% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2047	1,350,000		1,377,894
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,500,000		2,517,447
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[g]	1,312,967
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000		1,442,363
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.49	10/1/2040	7,000,000	[b,d,e]	7,391,503
				27,704,082
Indiana - .7%
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	1,000,000		1,054,643
Iowa - 1.6%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	1,500,000		1,523,050
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	945,000		912,471
				2,435,521
Kentucky - .7%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2045	1,000,000		1,097,586
Louisiana - 4.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	1,000,000		941,814

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Louisiana - 4.7% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.23	7/1/2047	6,320,000	[b,d,e]	6,511,321
				7,453,135
Maryland - 3.4%
Maryland Economic Development Corp., Revenue Bonds (Green Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2052	1,000,000		1,021,878
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000		1,552,014
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stevenson University Project)	4.00	6/1/2046	750,000		660,788
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	15.49	7/1/2042	2,000,000	[b,d,e]	2,091,190
				5,325,870
Massachusetts - 6.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health Obligated Group) Ser. A	4.00	6/1/2029	1,500,000	[f]	1,623,063
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. I	5.00	7/1/2046	1,835,000		1,871,822
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2026	950,000		1,023,584
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	540,000		540,000
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	4.00	7/1/2044	1,500,000		1,424,395

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Massachusetts - 6.5% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	15.47	5/1/2043	3,695,009	[b,d,e]	3,794,272
				10,277,136
Michigan - 3.0%
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,000,000		989,415
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	500,000		517,261
Pontiac School District, GO	4.00	5/1/2050	1,000,000		977,746
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	11.61	11/15/2050	2,440,000	[b,d,e]	2,230,462
				4,714,884
Minnesota - 1.5%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	1,000,000		1,023,542
St. Paul Minnesota Housing & Redevelopment Authority, Revenue Bonds, Refunding (HealthEast Care System Project)	5.00	11/15/2025	1,200,000	[f]	1,300,723
				2,324,265
Missouri - 1.8%
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport) Ser. A	5.00	3/1/2044	750,000		780,566
The Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	2,000,000		2,026,109
				2,806,675
Multi-State - .9%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	1,425,000	[b]	1,357,318

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Nebraska - .7%
Douglas County Hospital Authority No. 2, Revenue Bonds (Children's Hospital Obligated Group)	5.00	11/15/2036	1,000,000	1,042,573
Nevada - 2.3%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,327,023
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	1,250,000	1,168,832
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.13	6/1/2058	1,250,000	1,175,480
				3,671,335
New Hampshire - .5%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2051	1,000,000	823,971
New Jersey - 8.3%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	750,000	790,623
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000	1,217,270
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,250,000	1,294,828
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000	2,104,542
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,000,000	1,037,499
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2048	1,200,000	1,177,266
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,000,000	1,010,977
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,860,000	3,956,944
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	390,000	405,825
				12,995,774
New York - 5.7%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[g] 1,422,213

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 155.2% (continued)
New York - 5.7% (continued)
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2042	1,000,000	1,033,734
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	1,500,000	1,537,949
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223	4.00	7/15/2051	1,250,000	1,155,995
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	6.53	11/15/2047	2,000,000	[b,d,e] 1,850,039
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	2,000,000	1,944,325
				8,944,255
Ohio - 1.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	1,000,000	911,096
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,004,468
				1,915,564
Oregon - .5%
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2057	1,000,000	807,724
Pennsylvania - 8.8%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2032	1,255,000	1,425,233
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2042	1,000,000	1,004,487
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	1,000,000	1,037,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Pennsylvania - 8.8% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Senior Living)	4.00	7/1/2046	1,000,000	881,547
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,000,000	2,075,662
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2043	2,000,000	1,913,330
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A1	5.00	12/1/2046	1,000,000	1,043,682
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	4.00	12/1/2051	1,000,000	889,739
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000	1,063,548
Philadelphia Water & Wastewater, Revenue Bonds, Ser. A	5.00	11/1/2050	1,000,000	1,083,017
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,345,000	1,361,539
				13,779,770
Rhode Island - .3%
Providence Public Building Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/15/2037	500,000	544,443
South Carolina - 7.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000	938,056
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,000,000	888,070
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	12.17	12/1/2043	4,800,000	[b,d,e] 4,865,527
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,575,825
				11,267,478

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 155.2% (continued)
Tennessee - 1.3%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	15.16	7/1/2040	2,000,000	[b,d,e]	2,059,605
Texas - 12.4%
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	2,275,000		2,108,506
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	1,000,000		983,781
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2052	4,000,000	[g]	862,064
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Webminister Project)	4.00	11/1/2049	1,600,000		1,356,592
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2046	1,675,000		1,491,660
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	15.49	2/1/2043	6,300,000	[b,d,e]	6,418,817
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,005,414
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,200,000		1,207,424
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	2,500,000		2,487,564
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000		1,478,540
				19,400,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 155.2% (continued)
U.S. Related - .7%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,022,900
Utah - 1.6%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2031	860,000	949,153
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,498,860
				2,448,013
Virginia - 2.5%
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	2,000,000	2,035,270
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2057	1,000,000	1,027,173
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,000,000	892,437
				3,954,880
Washington - 9.1%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000	922,184
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	8.25	7/1/2058	13,000,000	[b,d,e] 13,420,974
				14,343,158
Total Investments (cost $251,359,081)			155.2%	243,663,449
Liabilities, Less Cash and Receivables			(35.9%)	(56,482,500)
Preferred Stock, at redemption value			(19.3%)	(30,225,000)
Net Assets Applicable to Common Shareholders			100.0%	156,955,949

GO—General Obligation

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $87,785,241 or 55.93% of net assets.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by

U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY  Mellon  Municipal Income, Inc.

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	292,568,911	-	292,568,911
Liabilities ($) Floating Rate Notes	-	(57,549,592)	-	(57,549,592)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2022, accumulated net unrealized depreciation on investments was $7,695,632, consisting of $4,043,069 gross unrealized appreciation and $11,738,701 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.